Insurance and reinsurance contracts - Products and determining contract liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Fair value of underlying items for contracts with direct participation features	$ 127,570	$ 115,489
RI | A- and above by Standard & Poor's
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Maximum exposure to credit risk percentage	98.00%	95.00%